EARNINGS (LOSSES) PER COMMON SHARE - Schedule of Basic and Diluted Losses Per Common Share (Details)	9 Months Ended
	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ATA Creativity Global	¥ (21,743,641)	$ (3,054,311)	¥ (49,336,811)
Net loss available to common shareholders | ¥	¥ (21,743,641)		¥ (49,354,510)
Denominator for basic loss per share:
Weighted average common shares outstanding | shares	63,359,691	63,359,691	49,354,510
Denominator for diluted loss per share | shares	63,359,691	63,359,691	49,354,510
Basic loss per common share attributable to ATA Creativity Global | ¥ / shares	¥ (0.34)		¥ (0.78)
Diluted loss per common share attributable to ATA Creativity Global | ¥ / shares	¥ (0.34)		¥ (0.78)